Share based payment arrangements	12 Months Ended
Dec. 31, 2022
Share based payment arrangements
Share based payment arrangements

6. Share based payment arrangements

Share option plans

Option Plan 2017

On April 7, 2017, voxeljet AG established a share option plan (Option Plan 2017) that entitles key management personnel and senior employees of voxeljet AG and its subsidiaries to purchase shares of the parent company.

Total options available under the share option plan are 372,000. 279,000 options (75%, tranche 1) were granted on April 7, 2017. 93,000 options (25%, tranche 2) were granted on April 12, 2018.

The vesting conditions include a service condition (the options vest after a period of four years of continued service from the respective grant date) and a market condition (the options may only be exercised if the share price exceeds the exercise price over a period of 90 consecutive days by at least 20% in the period between the grant date and the respective exercise time frame) of which both conditions must be met. The options from tranche 1 and tranche 2 have an expiration date of April 7, 2027 and April 12, 2028, respectively.

In order to avoid insider trading, there are definded trading windows, when the options can be exerecised. When those trading windows are closed, the exercise of options is not possible.

The fair value of the employee share option plan has been measured for tranches 1 and 2 using a Monte Carlo simulation. The market condition has been incorporated into the fair value at grant date.

The inputs used in the measurement of the fair value at grant date are as follows:

Option Plan 2017
	Tranche 1	Tranche 2

Parameter
Share price at grant date	USD 13.80	USD 16.15
Exercise price	USD 13.90	USD 16.15
Expected volatility	55.00%	58.40%
Expected dividends	--	--
Risk-free interest rate	2.49%	2.85%
Fair value at grant date	USD 8.00	USD 9.74

The respective expected volatility has been based on an evaluation of the historical volatility of the Company’s share price as at the grant date. As at December 31, 2022 265,050 options are exercisable and 353,400 options are outstanding. The weighted-average contractual life of outstanding options at December 31, 2022 amounts to 4.5 years (December 31, 2021: 5.5 years).

The expense recognized in the statement of comprehensive loss related to Option Plan 2017 totaled kEUR 49, kEUR 304 and kEUR 671 for the years ended December 31, 2022, 2021 and 2020, respectively.

Option Plan 2022

On November 21, 2022, voxeljet AG established a second share option plan (Option Plan 2022) that entitles key management personnel and senior employees of voxeljet AG and its subsidiaries to purchase shares of the parent company.

Total options available under this share option plan are 330,671. 330,669 options were granted on November 23, 2022. The remaining two options will not be granted.

The vesting conditions include a service condition (the options vest after a period of four years of continued service from the respective grant date) and a market condition (the options may only be exercised if the share price exceeds the exercise price over a period of 90 consecutive days by at least 20% in the period between the grant date and the respective exercise time frame) of which both conditions must be met. The options have an expiration date of November 23, 2032.

In order to avoid insider trading, there are definded trading windows, when the options can be exerecised. When those trading windows are closed, the exercise of options is not possible.

The fair value of the employee share option plan has been measured using a Monte Carlo simulation. The market condition has been incorporated into the fair value at grant date.

 The inputs used in the measurement of the fair value at grant date are as follows:

Option Plan 2022
Parameter
Share price at grant date	USD 3.04
Exercise price	USD 3.04
Expected volatility	66.80%
Expected dividends	--
Risk-free interest rate	3.68%
Fair value at grant date	USD 1.90

The respective expected volatility has been based on an evaluation of the historical volatility of the Company’s share price as at the grant date. As at December 31, 2022, 0 options are exercisable and 330,669 options are outstanding. The weighted-average contractual life of outstanding options at December 31, 2022 amounts to 9.9 years.

The expense recognized in the statement of comprehensive loss related to Option Plan 2022 totaled kEUR 16, for the year ended December 31, 2022.

Option Plan 2017 and Option Plan 2022

	December 31,
	2022		2021		2020
	Number of options	Weighted-average exercise price (USD)	Number of options	Weighted-average exercise price (USD)	Number of options	Weighted-average exercise price (USD)
Outstanding at January 1	353,400	14.46	353,400	14.46	353,400	14.46
Granted during the year	330,669	3.04	--	--	--	--
Exercised during the year	--	--	--	--	--	--
Forfeited during the year	--	--	--	--	--	--
Outstanding at December 31	684,069	8.94	353,400	14.46	353,400	14.46
Vested and exercisable at December 31	265,050	14.46	265,050	13.90	--	--

Minority shareholding of voxeljet China

Set out below is summarized financial information for the subsidiary that has non-controlling interests that are material to the Group. The amounts disclosed for the subsidiary are based on IFRS and before intercompany eliminations.

	December 31,
	2022	2021

	(€ in thousands)
voxeljet China Co. Ltd.
Summarized balance sheet

Current assets	4,183	3,442
Current liabilities	2,620	5,195

Current net (assets) liabilities	(1,563)	1,753

Non-current assets	853	1,459
Non-current liabilities	60	735

Non-current net assets	793	724

Net (assets) liabilities	(2,356)	1,029

Accumulated NCI	295	(230)

	Year Ended December 31,
	2022	2021	2020

	(€ in thousands)
voxeljet China Co. Ltd.
Summarized statements of comprehensive income

Revenue	3,812	3,843	2179
Loss for the period	(1,029)	(251)	(473)
Other comprehensive income	--	--	--
Total comprehensive loss	(1,029)	(251)	(473)

Loss allocated to NCI	(143)	(75)	(142)

	Year Ended December 31,
	2022	2021	2020

	(€ in thousands)
voxeljet China Co. Ltd.
Summarized cash flows

Cash flows from operating activities	(2,137)	373	(1,504)
Cash flows from investing activities	(5)	(28)	(39)
Cash flows from financing activities	1,824	36	963

Net increase/ (decrease) in cash and cash equivalents	(318)	381	(580)

On March 1, 2019, voxeljet China moved into a new facility. Also on March 1, 2019, the minority shareholder of voxeljet China Suzhou Meimai Fast Manufacturing Technology Co., Ltd., increased its shareholding in the entity from 4.175% to 30% through an in-kind capital contribution of a lease contract on the new facility. The lease term under IFRS 16 of the contract is six years, including a rent-free period during the first three years. The transaction is accounted for as a share-based payment transaction under IFRS 2 and resulted in an increase of non-controlling interest of kEUR 216 and capital reserves of kEUR 604. The Company also recorded a right-of-use asset of kEUR 813 and the corresponding lease liability on the commencement date of the lease. The fair value of the lease contract was measured based on the market observable lease payment of comparable properties in close proximity from the voxeljet China facility.

On September 1, 2021, the minority shareholder, Meimai transferred half of its equity interest in voxeljet China, or 15% of voxeljet China’s equity, to its shareholder MK Holding GmbH and the remaining half of its equity interest, or 15% of voxeljet China’s equity, to its shareholder Mr. Jin Tianshi, the managing director of voxeljet China.

On February 22, 2022, shortly before its expiration, the lease contract of voxeljet China was renewed for further two years, extending from March 1, 2022 to February 29, 2024. The renewal period previously agreed in the original contract was three years. The decrease in lease term was accounted as lease term reassessment in March 2022.

On June 15, 2022, the shareholders of voxeljet China approved the increase of registered capital of voxeljet China from RMB 20,000,000 (EUR 2,671,191) to RMB 52,250,000 (EUR 7,227,885). After this capital increase, voxeljet AG owns 88.52% of voxeljet China and is entitled to nominate three directors, while each of MK Holding GmbH and Mr. Jin Tianshi owns 5.74% of voxeljet China and is entitled to nominate one director. Non-controlling interest was adjusted to reflect the relative change in their interests in voxeljet China amounting to kEUR 668 in the second quarter of 2022.